VESSELS HELD UNDER CAPITAL LEASES	6 Months Ended
Jun. 30, 2018
Vessels Under Capital Leases [Abstract]
VESSELS HELD UNDER CAPITAL LEASES
VESSELS UNDER CAPITAL LEASES

(in thousands of $)
Balance at December 31, 2017	2,061
Depreciation	(444)
Balance at June 30, 2018	1,617

The outstanding obligations under capital leases at June 30, 2018 are payable as follows:

(in thousands of $)
2018 (remaining six months)	2,996
2019	5,944
2020	1,791
2021	—
2022	—
Thereafter	—
Minimum lease payments	10,731
Less: imputed interest	(606)
Present value of obligations under capital leases	10,125

As of June 30, 2018, we held one vessel under capital lease (December 31, 2017: one vessel). The lease is for an initial term of 10 years. The remaining period on the lease at June 30, 2018 is two years (December 31, 2017: three years).

As of June 30, 2018, we had the following purchase option for the vessel:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Eclipse	April 2019	36,250
Golden Eclipse	April 2020	33,550

Our lease obligation is secured by the lessor's title to the leased asset and by a guarantee issued to the lessor.